Financing Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financing Leases [Abstract]
Schedule of annual minimum future lease payment
Amount
2020 (remainder of year)	$257,942
2021	464,269
2022	77,335
Total minimum lease payments	799,546
Less amount representing interest	131,299
Present value of minimum lease payments	668,247
Less current portion of minimum lease	(388,023)
Less debt issuance costs, net	(19,025)
Less payments to Utica for release of lien	(249,784)
Less lease deposits	(38,807)
End of lease buyout payments	117,413
Long-term present value of minimum lease payment	$90,021

Amount
2020	$490,077
2021	464,269
2022	77,335
Total minimum lease payments	1,031,681
Less amount representing interest	200,990
Present value of minimum lease payments	830,691
Less current portion of minimum lease	(358,584)
Less debt issuance costs, net	(25,055)
Less payments to Utica for release of lien	(249,784)
Less lease deposits	(38,807)
End of lease buyout payments	117,413
Long-term present value of minimum lease payment	$275,874